CHANGING PARAMETERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 85.9%
	ALTERNATIVE - 8.8%
79,982	JPMorgan Hedged Equity Fund, Class I	$ 2,792,176
140,118	JPMorgan Hedged Equity 2 Fund, Class I	2,765,937
136,068	JPMorgan Hedged Equity 3 Fund, Class I	2,804,367
		8,362,480
	FIXED INCOME - 77.1%
1,251,546	American High-Income Municipal Bond Fund	19,211,237
5,147,134	BlackRock High Yield Portfolio, Institutional Class	37,265,252
816,577	JPMorgan Preferred and Income Securities Fund, Class I	8,092,279
934,239	PIMCO Emerging Markets Bond Fund, Institutional Class	8,492,229
		73,060,997

	TOTAL OPEN END FUNDS (Cost $78,450,745)	81,423,477

	SHORT-TERM INVESTMENTS — 14.4%
	MONEY MARKET FUNDS - 14.4%
13,612,773	Federated Hermes Government Obligations Fund, Institutional Class, 4.00% (Cost $13,612,773)(a)	13,612,773

	TOTAL INVESTMENTS - 100.3% (Cost $92,063,518)	$ 95,036,250
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(239,000)
	NET ASSETS - 100.0%	$ 94,797,250

(a)	Rate disclosed is the seven day effective yield as of October 31, 2025.